Summary of Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net loss for basic and diluted net loss per share of common stock	$ (2,349,002)	$ (919,198)
Weighted average common stock outstanding - basic and diluted	39,600,000	54,000,000
Net loss per common share - basic and diluted	$ (0.06)	$ (0.02)